Components of Provision (benefit) for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ (197)	$ 223	$ 193
Foreign	(59)	(45)	25
State and Local	201	114	290
Total	(55)	292	508
Federal	5,060	(559)	270
Foreign	8	10	(38)
State and Local	717	(403)	(455)
Total	5,785	(952)	(223)
Total income tax provision (benefit)	$ 5,730	$ (660)	$ 285